Interim Condensed Consolidated Statements of Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Revenues	$ 19,303	$ 53,385
Cost of revenues:
Cost of revenues	15,144	45,185
Gross profit	4,159	8,200
Research and development expenses	2,628	3,542
Sales and marketing expenses	1,832	2,310
General and administrative expenses	4,206	6,922
Loss from changes in fair value of financial assets at fair value through profit or loss	1,563	3,978
Equity losses	187	1,238
Impairment of goodwill	1,802
Operating loss	(8,059)	(9,790)
Loss from deconsolidation of Jeffs’ Brands	1,318
Other income	(200)	(154)
Changes in fair value of warrants issued to investors		(238)
Changes in fair value of warrants issued to third party investors by subsidiaries		(1,017)
Loss in connection with issuance of warrants by a subsidiary	1,833
Financial loss, net	920	978
Loss before taxes on income	(11,930)	(9,359)
Tax expenses (benefit)	(45)	177
Net loss for the period	(11,885)	(9,536)
Other comprehensive income
Share of other comprehensive income of consolidated subsidiaries and associates accounted for using the equity method	189	306
Total comprehensive loss for the period	(11,696)	(9,230)
Net loss for the period is attributable to:
Owners of Xylo Technologies Ltd	(8,167)	(8,200)
Non-controlling interests	(3,718)	(1,336)
Net loss for the period	(11,885)	(9,536)
Total comprehensive loss for the period is attributable to:
Owners of Xylo Technologies Ltd	(8,095)	(8,061)
Non-controlling interests	(3,601)	(1,169)
Total comprehensive loss for the period	$ (11,696)	$ (9,230)
Basic (in Dollars per share)	$ (0.28)	$ (0.33)
Diluted (in Dollars per share)	$ (0.28)	$ (0.33)
Basic (in Shares)	28,833	24,490
Diluted (in Shares)	28,833	24,490
Products
Revenues
Revenues	$ 1,002	$ 3,871
Cost of revenues:
Cost of revenues	920	3,497
Services
Revenues
Revenues	18,301	49,514
Cost of revenues:
Cost of revenues	$ 14,224	$ 41,688